Interest Rate Swaps	12 Months Ended
Jun. 30, 2023
Interest Rate Cash Flow Hedges [Abstract]
Interest Rate Swaps

10. Interest Rate Swaps

On March 13, 2023, the Company entered into a termination agreement to terminate two interest rate swap agreements with notional amounts of $50,000,000 and $75,000,000. As part of the termination, the Company realized a gain of $6.3 million that is included in net gain on interest rate swap agreements in the consolidated statement of operations and comprehensive income (loss). The remaining balance included in this account represents the net unrealized gain (loss) on interest rate swaps.

In March 2020, we entered into two interest rate swap agreements with fixed notional amounts of $28.8 million and $46.8 million at a fixed rate of 0.77% and 0.71%, respectively. The agreement calls for monthly interest payments until termination in July 2026 and March 2025, respectively. The fair value of the $28.8 million swap agreement was an asset of $2.9 million and $2.3 million at June 30, 2023 and 2022, respectively. The fair value of the $46.8 million swap agreement was an asset of $3.2 million and $2.7 million at June 30, 2023 and 2022, respectively.

In July 2019, in connection with the 2019 Loan and Security Agreement (see Note 11), we transferred an interest rate swap agreement with a fixed notional amount of $20.0 million at a fixed rate of 2.99% dated June 2018, to our new lender. Shortly thereafter, the interest rate swap of $20.0 million was amended and restated in its entirety to increase the notional amount to $50.0 million at a fixed rate of 2.34%. The agreement calls for monthly interest payments until termination in July 2026. The fair value of the 2019 swap agreement was an asset of $2.8 million and $1.0 million at June 30, 2023 and 2022, respectively.

Interest rate swaps consisted of the following:

(in thousands)	Fixed Notional Amount		Fixed Interest		Fair Value Asset (Liability)
Date of Agreement	June 30, 2023	June 30, 2022	Rate	Termination Date	2023	2022
March 2020	$28,800	$28,800	0.78%	July 2026	$2,911	$2,282
March 2020	$46,800	$46,800	0.71%	March 2025	3,249	2,748
July 2019	$50,000	$50,000	2.34%	July 2026	2,826	971
April 2021	$-	$75,000	2.32%	March 2023	-	2,046
May 2019	$-	$50,000	2.25%	March 2023	-	1,110
					$8,986	$9,157

The Company records the changes in fair value in a separate line item in the consolidated statements of operations.